Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
28.	Subsequent events

a)	On January 10, 2020, the Ordinary General Shareholders' Meeting approved a dividends payment from retained earnings for an amount of Ps. 70,000 which were paid in cash. Part of this amount (Ps. 42,739) was paid to Campalier based on its equity interest.

b)	On January 30, 2020, the Group renegotiated the interest rate of the secured line of credit with Banamex, which changed from TIIE rate plus 317 basis points to TIIE rate plus 260 basis points. In addition, withdrawals from this line of credit were extended to August 2020, and are payable on a quarterly basis from September 2020 up to December 18, 2025 (see Note 15). The assessment required by IFRS 9 to conclude whether the renegotiation qualified as an extinguishment or modification of a financial liability (see note 2g) was performed and qualified as a modification of debt.

c)	As of March 10, 2020, Betterware's legal designation changed from Betterware, S.A. de C.V. to Betterware. S.A.P.I. de C.V. Additionally, the transaction with DD3 closed on March 13, 2020. All Betterware shares issued and outstanding immediately prior to the closing date were canceled and new shares were issued. Betterware issued shares to DD3's shareholders and obtained cash of US$22,767 (Ps. 498,445) through the acquisition of DD3 and concurrently settled liabilities owed by DD3 and related transaction costs on such date, for net cash proceeds of US$7,519 (Ps. 181,734) on such date. No other assets or liabilities were transferred as part of the transaction. On the same date, 2,040,000 shares of Betterware offered for subscription and payment under its initial public offering on Nasdaq were subscribed and paid for by different investors. As of the closing date, BLSM is now a wholly-owned subsidiary of Betterware. As a result of the transaction, Betterware's original shareholders maintained an ownership of 87.7% of the total outstanding shares, DD3's shareholders obtained a 6.4% ownership interest and investors under the Nasdaq listing a 5.9% ownership interest. After the closing date, Betterware has 34,451,020 shares issued and outstanding.

d)	On March 25, 2020, the Group withdrew Ps. 74,000 from its secured line of credit with Banamex (see Notes 15 and 28b).

e)	On March 27, 2020, the Group made a prepayment to the line of credit with MCRF P, S.A. de C.V. SOFOM, E.N.R of Ps. 258,750. In addition, on April 27, 2020, the Group paid the outstanding amount of the line of credit using corporate resources (see Note 15).

f)	On April 13, 2020, the Group withdrew Ps. 100,000 from its secured line of credit with Banamex (see Notes 15 and 28b).

g)	As a result of the outbreak of the Coronavirus (COVID-19) and its recent global expansion to a large number of countries, it has led to the viral outbreak being classified as a pandemic by the World Health Organization since March 11, 2020. Sanitary measures have been taken in Mexico to limit the spread of this virus, which include among others, social isolation and the closure of educational centers (schools and universities), commercial establishments and non-essential businesses. There is strong uncertainty about how this virus will evolve in Mexico, the time needed for precautionary and/or containment measures to take effect, and the outcome it will have on the national economy; therefore the economic impacts and consequences for the Company's operations are uncertain and will depend to a large extent on the evolution and spread of the pandemic in the coming months, as well as the reaction and adaptation capacity of all the economic agents impacted.

The Company's operations have not been interrupted as a result of the COVID-19 pandemic as its product lines include hygiene and cleaning solutions, which qualify as an essential activity in Mexico. The supply chain has not been affected either, as the Company maintains sufficient inventory levels to supply sales for the subsequent 13 weeks, and its foreign suppliers restarted normal activities on March 1st of 2020. Net sales in 2020 from week one to sixteen increased with respect to the same period of the previous year. The Company's gross margin has been negatively affected by promotions aimed at gaining market share and the appreciation of the U.S. dollar compared to the Mexican peso's impact on inventory costs as it purchases most of its products in U.S. dollars. In order to mitigate this risk, the Company enters into forward contracts to fix the exchange rate for future purchases in dollars, which has allowed it to partially reduce the exchange rate effects of the COVID-19 pandemic. In addition, management is working on plans to increase the introduce products with higher profit margins and therefore reduce the negative effects that impact its profit margin. The Company maintains sufficient liquidity to meet its contractual obligations as a result of available sources of financing, in addition its customer's payment terms are maintained between 14 and 28 days, while its payment terms to its suppliers are 120 days.